Registration Nos. 333-66807
                                                                      811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 7, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                /X/
Pre-Effective Amendment No.                                           / /
Post-Effective Amendment No. 6                                        /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        /X/
Amendment No. 9                                                       /X/
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-5000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                 Please send copies of all communications to:

David A. Vaughan, Esq.                  Kathy Levinson
Dechert Price & Rhoads                  E*TRADE Securities, Inc.
1775 Eye Street, NW                     4500 Bohannon Drive
Washington, DC  20006                   Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine. It is proposed that this filing will become effective (check appropriate box):

       Immediately upon filing pursuant to paragraph (b)
-------
X      on October 19, 1999 pursuant to paragraph (b)
-------
       60 days after filing pursuant to paragraph (a)(1)
-------
       75 days after filing pursuant to paragraph (a)(2) of Rule 485
-------

If appropriate, check the following box:

        This  post-effective  amendment  designates a new effective date for a
X       previously filed post-effective amendment.
--------

This Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A for E*TRADE Funds (the "Fund") incorporates by reference the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on July 26, 1999, and seeks to extend the effective date of this Registration Statement to October 19, 1999.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 6th day of October, 1999.

                                          E*TRADE FUNDS
                                          (Registrant)
                                          By:   /s/
                                              ---------------------------------
                                                Name: Brian C. Murray
                                                Title:      President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                       Title                       Date

*
-------------------------
Kathy Levinson                  Trustee                     October 6, 1999


*
-------------------------
Leonard C. Purkis               Trustee and Treasurer       October 6, 1999
                                (Principal Financial and
                                 Accounting Officer)

*
-------------------------
Brian C. Murray                 President (Principal        October 6, 1999
                                 Executive Officer)


*
-------------------------
Shelly J. Meyers                Trustee                     October 6, 1999


*
-------------------------
Ashley T. Rabun                 Trustee                     October 6, 1999


*
-------------------------
Steven Grenadier                Trustee                     October 6, 1999


* By /s/
     -------------------------                              October 6, 1999
     David A. Vaughan
     Attorney-In-Fact